Note 2 - Investments (Details) - Fixed Maturity Securities by Contractual Maturity - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Note 2 - Investments (Details) - Fixed Maturity Securities by Contractual Maturity [Line Items]
Total	$ 399,525,617	$ 403,596,261
Total	409,146,807	$ 430,117,478
All Except for State Guaranteed Receivables [Member]
Note 2 - Investments (Details) - Fixed Maturity Securities by Contractual Maturity [Line Items]
Due in one year or less	9,836,202
Due in one year or less	9,981,356
Due after one year through five years	90,063,962
Due after one year through five years	96,190,461
Due after five years through ten years	183,395,618
Due after five years through ten years	180,028,828
Due after ten years	50,322,624
Due after ten years	54,780,672
Due at multiple maturity dates	65,907,211
Due at multiple maturity dates	68,165,490
Total	399,525,617
Total	$ 409,146,807